UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/06

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited) September 30, 2006

Industry Group	Industry Subgroup	Number of Shares or Principal Amount	Stock	Stock Description	Value

Common Stocks 93.2%
Information Group 30.1%
	Business Software 8.1%
		874,900	Avid Technology (b)	Digital Nonlinear Editing Software & Systems	31,863,858
		535,800	Micros Systems (b)	Information Systems for Restaurants & Hotels	26,211,336
		668,437	Kronos (b)	Labor Management Solutions	22,787,017
		2,280,000	Novell (b)	Directory, Operating System & Identity Mgmt Software	13,953,600
		580,000	JDA Software Group (b)	Application/Software & Services for Retailers	8,943,600
		327,200	Parametric Technology (b)	Engineering Software & Services	5,712,912
		192,000	Progress Software (b)	Application Development Software	4,992,000
		304,000	Concur Technologies (b)	Web Enabled Cost & Expense Management Software	4,423,200
		350,000	webMethods (b)	Enterprise Applications Integration Tools	2,677,500
		820,000	Indus International (b)	Enterprise Asset Management Software	2,058,200
		250,000	Agile Software (b)	Product Design Software	1,632,500
		47,400	Witness Systems (b)	Customer Experience Management Software	830,922
					126,086,645

	Mobile Communications 5.1%
		435,192	Alltel	Cellular Telephone Services	24,153,156
		640,000	American Tower (b)	Communications Towers in USA & Mexico	23,360,000
		495,000	Crown Castle International (b)	Communications Towers	17,443,800
		2,033,000	Dobson Communications (b)	Rural & Small City Cellular Telephone Services	14,271,660
		100,000	Openwave Systems (b)	Internet Software for Mobile Devices	936,000
					80,164,616

	Computer Hardware & Related Equipment 2.7%
		1,155,000	Symbol Technologies	Mobile Computers & Barcode Scanners	17,163,300
		122,800	Amphenol	Electronic Connectors	7,605,004
		206,400	Nice Systems (Israel) (b)	Audio & Video Recording Solutions	5,711,088
		81,600	Rogers (b)	Pcb Laminates & High-Performance Foams	5,038,800
		120,000	Intermec (b)	Bar Code & Wireless Lan Systems	3,163,200
		90,000	Netgear (b)	Networking Products for Small Business & Home	1,853,100
		50,000	Avocent (b)	Computer Control Switches	1,506,000
		1,883	SensAble Technologies (b)(c)	Sensory Devices for Computer Based Sculpting	19
					42,040,511

	Telephone Services 2.0%
		1,391,000	Time Warner Telecom (b)	Fiber Optic Telephone/Data Services	26,442,910
		415,000	Windstream	Rural Telephone Franchises	5,473,850
					31,916,760

	Internet Related 1.6%
		1,420,000	CNET Networks (b)	Internet Advertising On Niche Websites	13,603,600
		530,000	Valueclick (b)	Internet Advertising	9,826,200
		310,000	SkillSoft (b)	Web-Based Learning Solutions (E-Learning)	1,980,900
					25,410,700

	Telecommunications Equipment 1.5%
		2,130,000	Tellabs (b)	Telecommunications Equipment	23,344,800
		100,000	Symmetricom (b)	Network Timing & Synchronization Devices	807,000
					24,151,800

	Financial Processors 1.5%
		516,880	Global Payments	Credit Card Processor	22,747,889

	Instrumentation 1.4%
		145,000	Mettler Toledo International (b)	Laboratory Equipment	9,591,750
		250,000	Flir Systems (b)	Infrared Cameras	6,790,000
		125,000	Trimble Navigation (b)	Gps-Based Instruments	5,885,000
					22,266,750

	Semiconductors & Related Equipment 1.4%
		615,500	Integrated Device Technology (b)	Communications Semiconductors	9,884,930
		670,000	Entegris (b)	Semiconductor Wafer Shipping & Handling Products	7,309,700
		140,000	Microsemi (b)	Analog/Mixed Signal Semiconductors	2,639,000
		70,000	Littelfuse (b)	Little Fuses	2,429,000
					22,262,630

	Business Information & Marketing Services 1.3%
		485,000	Ceridian (b)	Hr Services & Payment Processing	10,844,600
		443,200	Navigant Consulting (b)	Financial Consulting Firm	8,890,592
		170,000	InfoUSA (b)	Business Data for Sales Leads	1,411,000
					21,146,192

	CATV 1.1%
		740,000	Discovery Holding (b)	CATV Programming	10,700,400
		1,780,000	Gemstar-TV Guide International (b)	TV Program Guides & CATV Programming	5,909,600
					16,610,000

	Radio 0.7%
		561,900	Salem Communications (b)	Radio Stations for Religious Programming	6,355,089
		260,000	Cumulus Media (b)	Radio Stations in Small Cities	2,485,600
		515,000	Spanish Broadcasting System (b)	Spanish Language Radio Stations	2,250,550
					11,091,239

	TV Broadcasting 0.5%
		1,030,000	Entravision Communications (b)	Spanish Language TV, Radio, & Outdoor	7,663,200

	Computer Services 0.5
		753,000	RCM Technologies (b)(d)	Technology & Engineering Services	3,817,710
		705,500	Answerthink (b)	I/T Integration & Best Practice Research	1,897,795
		45,000	SRA International (b)	Government I/T Services	1,352,700
					7,068,205

	Gaming Equipment & Services 0.4%
		205,000	Bally Technologies (b)	Slot Machines & Software	3,608,000
		98,500	Shuffle Master (b)	Card Shufflers & Casino Games	2,660,485
					6,268,485

	Television Programming 0.3%
		460,000	Lions Gate Entertainment (b)	Film & TV Studio	4,604,600
				Information Group - Total	471,500,222

Consumer Goods & Services 20.4%
	Retail 7.0%
		431,000	Abercrombie & Fitch	Teen Apparel Retailer	29,945,880
		635,000	Petco Animal Supplies (b)	Pet Supplies & Services	18,186,400
		409,150	Christopher & Banks	Women’s Apparel Retailer	12,061,742
		265,000	AnnTaylor Stores (b)	Women’s Apparel Retailer	11,092,900
		515,000	Chico’s FAS (b)	Women’s Specialty Retail	11,087,950
		490,000	Urban Outfitters (b)	Apparel & Home Specialty Retailer	8,668,100
		190,000	Michaels Stores	Craft & Hobby Specialty Retailer	8,272,600
		163,000	Genesco (b)	Multi-Concept Branded Footwear Retailer	5,618,610
		125,000	J Crew Group (b)	Multi-Channel Branded Retailer	3,758,750
		150,000	Gaiam (b)	Healthy Living Catalogs & E-Commerce	1,936,500
					110,629,432

	Other Consumer Services 5.3%
		972,000	ITT Educational Program (b)	Technology-Oriented Post Secondary Degree Services	64,443,600
		426,500	Central Parking	Owner, Operator, Manager of Parking Lots & Garages	7,037,250
		150,000	Weight Watchers International	Weight Loss Programs	6,651,000
		200,000	Universal Technical Institute (b)	Vocational Training	3,578,000
		37,400	Career Education (b)	Postsecondary Education	841,500
					82,551,350

	Apparel 3.2%
		394,200	Oxford Industries	Branded & Private Label Apparel	16,915,122
		459,000	Coach (b)	Designer & Retailer of Branded Leather Accessories	15,789,600
		480,200	Carter’s (b)	Children’s Branded Apparel	12,672,478
		220,000	True Religion Apparel (b)	Premium Denim	4,644,200
					50,021,400

	Leisure Products 2.2%
		366,300	International Speedway	Largest Motorsports Racetrack Owner & Operator	18,256,392
		248,200	Speedway Motorsports	Motorsport Racetrack Owner & Operator	9,036,962
		390,000	Callaway Golf	Premium Golf Clubs & Balls	5,112,900
		50,000	Polaris Industries	Leisure Vehicles & Related Products	2,057,500
					34,463,754

	Nondurables 1.1%
		323,000	Scotts Miracle-Gro	Consumer Lawn & Garden Products	14,370,270
		72,000	Jarden (b)	Branded Household Products	2,373,840
					16,744,110

	Furniture & Textiles 0.5%
		130,000	HNI	Office Furniture & Fireplaces	5,405,400
		33,000	Mohawk Industries (b)	Carpet & Flooring	2,456,850
					7,862,250

	Restaurants 0.5%
		337,500	Sonic (b)	Quick Service Restaurant	7,630,875

	Other Durable Goods 0.3%
		400,000	Champion Enterprises (b)	Manufactured Homes	2,760,000
		75,200	Cavco Industries (b)	Higher End Manufactured Homes	2,369,552
					5,129,552

	Casinos & Gaming 0.2%
		100,000	Pinnacle Entertainment (b)	Regional Casino Operator	2,812,000

	Travel 0.1%
		45,000	Vail Resorts (b)	Ski Resort Operator & Developer	1,800,900
				Consumer Goods & Services - Total	319,645,623

Industrial Goods & Services 12.1%
	Machinery 6.9%
		530,000	Ametek	Aerospace/Industrial Instruments	23,081,500
		492,300	Esco Technologies (b)	Automatic Electric Meter Readers	22,665,492
		690,600	Pentair	Pumps, Water Treatment & Tools	18,086,814
		365,100	Nordson	Dispensing Systems for Adhesives & Coatings	14,552,886
		191,300	Mine Safety Appliances	Safety Equipment	6,817,932
		177,300	Donaldson	Industrial Air Filtration	6,542,370
		196,000	Clarcor	Mobile & Industrial Filters	5,976,040
		200,000	K&F Industries Holdings (b)	Aircraft Wheels, Brakes & Fuel Tank Bladders	3,756,000
		71,800	Toro	Turf Maintenance Equipment	3,027,806
		50,000	Kaydon	Specialized Friction & Motion Control Products	1,851,000
		132,000	Goodman Global (b)	Hvac Equipment Manufacturer	1,762,200
					108,120,040

	Electrical Components 2.1%
		453,000	Genlyte Group (b)	Commercial Lighting Fixtures	32,253,600

	Outsourcing Services 0.9%
		450,000	Quanta Services (b)	Electrical & Telecom Construction Services	7,587,000
		165,000	Administaff	Professional Employer Organization	5,560,500
		100,000	Labor Ready (b)	Temporary Manual Labor	1,593,000
					14,740,500

	Construction 0.7%
		191,400	Florida Rock Industries	Aggregates & Concrete	7,409,094
		35,000	Martin Marietta Materials	Aggregates	2,961,700
					10,370,794

	Other Industrial Services 0.5%
		130,000	Forward Air	Freight Transportation Between Airports	4,301,700
		63,200	G&K Services	Uniform Rental	2,302,376
		63,000	UTi Worldwide	Global Logistics & Freight Forwarding	1,762,110
					8,366,186

	Industrial Distribution 0.5%
		70,000	Watsco	Hvac Distribution	3,220,700
		113,000	NuCo2 (b)	Bulk Co2 Gas Distribution to Restaurants	3,039,700
		50,000	Airgas	Industrial Gas Distributor	1,808,500
					8,068,900

	Waste Management 0.3%
		122,800	Waste Connections (b)	Solid Waste Management	4,655,348

	Industrial Materials & Specialty Chemicals 0.2%
		100,000	Drew Industries (b)	Rv & Mfg Home Components	2,526,000
				Industrial Goods & Services - Total	189,101,368

Energy & Minerals 9.5%
	Oil Services 5.6%
		490,700	FMC Technologies (b)	Oil & Gas Well Head Manufacturer	26,350,590
		580,000	Pride International (b)	Offshore Drilling Contractor	15,903,600
		635,000	Chicago Bridge & Iron	Engineering & Construction for Petrochemicals & Lng	15,278,100

		625,000	Hanover Compressor (b)	Natural Gas Compressor Rental & Fabrication	11,387,500
		245,800	Atwood Oceanics (b)	Offshore Drilling Contractor	11,053,626
		142,500	CARBO Ceramics	Natural Gas Well Stimulants	5,134,275
		205,000	Key Energy Services (b)	Well Workover Services	2,788,000
		22,000	Helmerich & Payne	Contract Driller	506,660
					88,402,351

	Oil & Gas Producers 3.3%
		400,000	Ultra Petroleum (b)	Oil & Gas Producer	19,244,000
		416,000	Equitable Resources	Natural Gas Producer & Utility	14,551,680
		195,000	Quicksilver Resources (b)	Natural Gas & Coal Seam Gas Producer	6,220,500
		193,600	Southwestern Energy (b)	Natural Gas Producer	5,782,832
		450,000	Vaalco Energy (b)	Oil & Gas Producer	3,231,000
		80,000	St Mary Land & Exploration	Oil & Gas Producer	2,936,800
					51,966,812

	Oil Refining, Marketing & Distribution 0.6%
		185,000	Atmos Energy	Dallas Natural Gas Utility	5,281,750
		94,000	Oneok	Natural Gas Distribution, Pipeline Processing & Trading	3,552,260
					8,834,010
				Energy & Minerals - Total	149,203,173

Health Care 9.3%
	Health Care Services 3.3%
		866,000	Lincare Holdings (b)	Home Healthcare Services	29,998,240
		180,000	LCA-Vision	Lasik Surgery Centers	7,435,800
		205,000	United Surgical Partners (b)	Outpatient Surgery Center	5,090,150
		175,000	PRA International (b)	Contract Research Organization	4,670,750
		66,000	Charles River Laboratories (b)	Pharmaceutical Research	2,865,060
		75,000	PSS World Medical (b)	Medical Supplies Distributor	1,499,250
					51,559,250

	Medical Equipment & Devices 2.5%
		412,000	Edwards Lifesciences (b)	Heart Valves	19,195,080
		105,000	Vital Signs	Anesthesia, Respiratory & Sleep Products	5,944,050
		137,227	Advanced Medical Optics (b)	Medical Devices for Eye Care	5,427,328
		188,175	Intermagnetics General (b)	Mri Equipment Manufacturer	5,090,134
		93,500	Orthofix International (b)	Bone Fixation & Stimulation Devices	4,251,445
					39,908,037

	Biotechnology & Drug Delivery 2.2%
		955,000	PDL BioPharma (b)	Proprietary Monoclonal Antibodies	18,336,000
		522,500	Ligand Pharmaceuticals (b)	Drugs for Pain, Cancer, Osteoporosis, Diabetes	5,245,900
		277,000	Intermune (b)	Drugs for Hepatitis C, Pulmonary Fibrosis & Cancer	4,548,340
		270,000	Nektar Therapeutics (b)	Drug Delivery Technologies	3,890,700
		315,000	Decode Genetics (b)	Drugs for Heart Attack, Asthma & Vascular Disease	1,732,500
		250,000	Locus Discovery, Series D Pfd. (c)	High Throughput Rational Drug Design	68,250
					33,821,690

	Medical Supplies 1.3%
		235,700	ICU Medical (b)	Intravenous Therapy Products	10,719,636
		190,000	Arrow International	Disposable Catheters	6,043,900
		70,700	Techne (b)	Cytokines, Antibodies, Other Reagents for Life Sciences	3,595,802
					20,359,338
				Health Care - Total	145,648,315

Finance 9.2%
	Insurance 3.7%
		670,500	HCC Insurance Holdings	Specialty Insurance	22,046,040
		36,500	Markel (b)	Specialty Insurance	14,989,090
		276,000	Leucadia National	Insurance Holding Company	7,222,920
		105,000	Philadelphia Consolidated Holdings (b)	Specialty Insurance	4,176,900
		87,000	Delphi Financial Group	Group Employee Benefit Products & Services	3,469,560
		75,000	Endurance Specialty Holdings	Commercial Lines Insurance/Reinsurance	2,644,500
		120,557	Eastern Insurance Holdings (b)	Workers Comp & Specialty Insurance	1,801,122
		77,000	United America Indemnity (b)	Specialty Insurance	1,730,190
					58,080,322

	Finance Companies 2.6%
		1,135,400	AmeriCredit (b)	Auto Lending	28,373,646
		214,800	World Acceptance (b)	Personal Loans	9,446,904
		130,000	Mcgrath Rentcorp	Temp Space & It Equip Rentals	3,328,000
					41,148,550

	Banks 1.3%
		284,500	TCF Financial	Great Lakes Bank	7,479,505
		146,975	Chittenden	Vermont & Western Massachusetts Banks	4,216,713
		95,000	Greene County Bancshares	Tennessee Bank	3,473,200
		76,544	Glacier Bancorp	Mountain States Bank	2,615,508
		35,000	Associated Banc-Corp	Midwest Bank	1,137,500
		20,000	First Financial BankShares	West Texas Bank	763,000
		31,500	West Bancorporation	Des Moines Commercial Bank	538,965
		16,088	First Busey	Illinois Bank	365,358
		11,110	Lakeland Financial	Indiana Bank	261,196
		3,408	Pacific Continental	Niche Pacific N.w. Bank	62,026
					20,912,971

	Brokerage & Money Management 1.2%
		321,000	SEI Investments	Mutual Fund Administration & Investment Management	18,036,990

	Savings & Loans 0.4%
		80,000	People’s Bank/Bridgeport CT	Connecticut Savings & Loan	3,168,800
		110,200	Anchor Bancorp Wisconsin	Wisconsin Thrift	3,147,312
					6,316,112
				Finance - Total	144,494,945

Other Industries 2.6%
	Real Estate 1.6%
		560,000	DiamondRock Hospitality	Hotel Owner	9,301,600
		340,000	Highland Hospitality	Hotel Owner	4,872,200
		77,500	Gaylord Entertainment (b)	Convention Hotels	3,398,375
		100,000	Digital Realty Trust	Technology-Focused Office Buildings	3,132,000
		150,000	Kite Realty Group Trust	Community Shopping Centers	2,556,000
		90,000	American Campus Communities	Student Housing	2,295,900
					25,556,075

	Regulated Utilities 0.5%
		345,000	Northeast Utilities	Regulated Electric Utility	8,028,150

	Transportation 0.5%
		480,800	Heartland Express	Regional Trucker	7,538,944
				Other - Total	41,123,169
				Total Common Stocks (cost: $983,230,754) — 93.2%	1,460,716,815
Short Term Obligations 6.8%
		27,000,000	Rockwell Automation 5.23% due 10/02/06		26,996,078
		53,000,000	Countrywide Financial Funding 5.25% due 10/03/06-10/04/06		52,980,457
		26,000,000	Conophillips 5.30% due 10/05/06		25,984,689
		1,559,000	Repurchase Agreement with State Street Bank & Trust
			Dated 09/29/06, Due 10/02/06 at 5.15% Collateralized by a
			Federal National Mortgage Association Note, Maturing 01/15/10,
			Market Value $1,591,356 (Repurchase proceeds: $1,559,669)		1,559,000
				Total Short Term Obligations (cost: $107,520,224)	107,520,224

				Total Investments (cost: $1,090,750,978) — 100.0% (a)	1,568,237,039

				Cash and Other Assets Less Liabilities — 0.0%	(535,364)

				Total Net Assets — 100%	1,567,701,675

Notes to Statement of Investments

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced. If a security is valued at “fair value”, that value may be different from the last quoted market price for the security.

(a)           At September 30, 2006, for federal income tax purposes cost of investments was $1,090,750,978 and net unrealized appreciation was $477,486,061 consisting of gross unrealized appreciation of $533,521,337 and gross unrealized depreciation of $56,035,276.

(b)           Non-income producing security.

(c)           Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2006, these securities amounted to $68,269 which represents 0.004% of net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value

Locus Discovery, Series D Pfd.	9/5/2001	250,000	$1,000,000	$68,250
Sensable Technologies, common	4/4/00 - 6/28/2004	1,883	1,000,001	19
			$2,000,001	$68,269

(d)           An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On September 30, 2006, the Fund held five percent or more of the outstanding voting securities of the following company:

RCM Technologies	6.38%

The aggregate cost and value of this company at September 30, 2006, was $5,474,962 and $3,817,710 respectively. Investments in affiliate companies represent 0.24% of total net assets at September 30, 2006. Investment activity and income amounts related to affiliates during the nine months ended September 30, 2006, were as follows:

Dividend Income	$—
Net realized gain or loss	$—
Change in unrealized gain or loss	$(22,590)

Purchases	$—
Proceeds from sales	$—

WANGER INTERNATIONAL SMALL CAP STATEMENT OF INVESTMENTS (Unaudited) September 30, 2006

Region	Country	Number of Shares or Principal Amount	Stock	Stock Description	Value
Common Stocks 96.4%
Europe 59.0%
	United Kingdom 11.1%
		1,820,000	Debt Free Direct	Consumer Debt Reduction & Management Solutions	19,807,438
		600,000	Northern Rock	Lowest Cost Mortgage Bank in UK	13,108,522
		1,700,000	Charles Taylor Group	Insurance Services	12,817,747
		1,000,000	Paragon Group	UK Buy-To-Let Finance Company	12,604,223
		1,700,000	Tullow Oil	Oil & Gas Producer	11,985,292
		2,500,000	RPS Group	Environmental Consulting & Planning	10,710,557
		848,214	Expro International Group (b)	Offshore Oilfield Services	10,570,429
		900,000	Workspace Group	UK Real Estate	6,855,153
		350,000	Northgate	Light Commercial Vehicle Rental Specialist	6,646,550
		1,200,000	BBA Group	Aviation Support Svcs & Non-Woven Materials	5,974,503
		450,000	Keller Group	International Ground Engineering Specialist	5,638,065
		1,400,000	Taylor Nelson Sofres	Market Research	5,616,388
		850,000	Ulster Television	Irish Television & Radio Station Operator	5,587,454
		225,000	Viridian	Northern Ireland Electric Utility	4,507,737
		215,000	Randgold Resources (b)	Gold Mining in Western Africa	4,377,400
		1,480,000	Begbies Traynor	Financial Restructuring & Corporate Recovery Services	4,285,559
					141,093,017

	France 9.8%
		971,804	SES Global	Satellite Broadcasting Services	14,539,395
		200,000	Carbone Lorraine (b)	Advanced Industrial Materials	11,088,194
		144,366	Rubis	Tank Storage & LPG Supplier	11,022,942
		250,000	April Group	Insurance Policy Construction	10,734,742
		130,000	Iliad	Alternative Internet & Telecoms Provider	9,317,901
		70,000	Neopost	Postage Meter Machines	8,356,943
		171,056	Trigano	Leisure Vehicles & Camping Equipment	7,705,176
		45,000	Ciments Francais	Leading French & Emerging Markets Cement Producer	7,129,461
		90,000	Norbert Dentressangle	Transport	7,100,237
		110,000	Eurofins Scientific (b)	Food Screening & Testing	6,964,215
		81,000	Imerys	Industrial Minerals Producer	6,780,707
		58,722	Pierre & Vacances	Vacation Apartment Lets	6,661,439
		230,000	Legrand (b)	Electrical Components	6,384,393
		53,600	Bacou Dalloz	Safety Equipment	6,286,387
		100,000	Foncia Groupe	Real Estate Services	4,690,672
					124,762,804

	Ireland 8.2%
		1,750,000	C & C Group	Beverage Company	23,776,897
		900,000	Bank of Ireland	Irish Commercial Bank	17,572,631
		870,500	Anglo Irish Bank	Small Business & Middle Market Banking	14,285,169
		700,000	IAWS	Baked Goods	12,997,882
		2,704,698	United Drug	Irish Pharmaceutical Wholesaler & Outsourcer	12,039,791
		650,000	Grafton Group	Builders Materials Wholesaling & DIY Retailing	8,566,683
		400,000	Kingspan Group	Building Insulation & Environmental Containers	8,244,934
		330,000	Paddy Power	Irish Betting Services	6,194,832
					103,678,819

	Germany 8.0%
		90,000	Wincor Nixdorf	Retail Pos Systems & Atm Machines	13,070,538
		700,000	Depfa Bank	Investment Banker to Public Authorities	12,927,811
		55,000	Rational	Commercial Oven Mfr	10,572,384
		260,000	CTS Eventim	Event Ticket Sales	8,470,098
		125,000	Vossloh	Rail Infrastructure & Diesel Locomotives	7,366,246
		322,000	Deutsche Beteiligungs	Private Equity Investment Management	7,229,440
		163,000	GFK	Market Research Services	7,001,668
		6,700	Porsche	Specialty Automobile Manufacturer	6,932,259
		150,000	Rhoen Klinikum	Health Care Services	6,727,977
		155,000	Hugo Boss Designs	Fashion Apparel	6,676,620
		102,500	Grenke Leasing	Financing for It Equipment	5,888,047
		300,000	Takkt	Mail Order Retailer of Office & Warehouse Durables	4,338,104
		70,000	Bilfinger Berger	Construction & Related Services	4,147,116
					101,348,308

Netherlands 6.6%
	350,000	Fugro	Oilfield Services	14,720,160
	150,000	Aalberts Industries	Flow Control & Heat Treatment	11,096,233
	158,000	USG People	Temporary Staffing Services	11,017,481
	105,000	OPG Groep	Healthcare Supplies & Pharmacies	10,057,476
	190,000	IM Tech	Engineering & Technical Services	9,946,889
	118,000	Smit Internationale	Harbor & Offshore Towage & Marine Services	9,495,787
	336,000	Ten Cate	Advanced Textiles & Industrial Fabrics	8,150,673
	410,000	Unit 4 Agresso (b)	Business & Security Software	8,087,840
	12,887	Boskalis Westminster	Dredging & Maritime Contractor	836,636
				83,409,175

Switzerland 4.1%
	105,000	Synthes	Products for Orthopaedic Surgery	11,679,268
	8,000	Sika	Chemicals for Construction & Industrial Applications	10,071,627
	8,000	Geberit	Plumbing Supplies	9,756,096
	100,000	Kuehne & Nagel	Freight Forwarding / Logistics	6,909,091
	8,000	Givaudan	Fragrances & Flavors	6,399,836
	180,000	Logitech (b)	Branded Peripheral Computer Devices	3,914,505
	40,000	Burckhardt Compression Holding AG (b)	Gas Compression Pumps	3,821,993
				52,552,416

Sweden 2.9%
	500,000	Hexagon	Measurement Equipment & Polymers	17,248,909
	384,100	Sweco	Engineering Consultants	10,374,382
	830,000	Tele2	European Mobile Operator & Services Reseller	8,368,781
				35,992,072

Italy 2.5%
	3,000,000	CIR Compagnie	Italian Holding Company	8,916,377
	1,000,000	Amplifon	Hearing Aid Retailer	7,889,926
	134,210	Banca Italease	Italian Leasing & Factoring Leader	6,606,463
	573,000	GranitiFiandre	Innovative Stoneware	5,223,729
	405,843	Davide Campari	Spirits & Wines	3,715,294
				32,351,789

Denmark 1.2%
	107,000	Novozymes	Industrial Enzymes	8,148,074
	125,000	Thrane & Thrane	Mobile Transceivers for Satellite Communications	7,346,249
				15,494,323

Greece 0.8%
	380,000	Intralot	Lottery & Gaming Systems & Services	10,388,197

Poland 0.7%
	396,800	Central European Distribution (b)	Vodka Production & Alcohol Distribution	9,289,088

Spain 0.7%
	230,000	Red Electrica	Spanish Power Grid	8,921,753

Czech Republic 0.7%
	56,000	Komercni Banka	Leading Czech Universal Bank	8,330,569

Finland 0.6%
	488,000	Jaakko Poyry	Engineering Consultants	5,923,771
	363,328	SysOpen Digia	Software for Smart Phones	1,507,200
				7,430,971

Russia 0.6%
	181,900	RosBusinessConsulting (b)	Financial Information, Media, & It Services in Russia	7,057,720

Austria 0.4%
	100,000	Wienerberger	Bricks & Clay Roofing Tiles	4,717,206

Norway 0.1%
	226,031	Kongsberg Automotive ASA	Automotive Seating & Component Supplier	1,818,249

			Europe - Total	748,636,476

Asia 22.6%
	Japan 16.1%
		2,600	Kenedix	Real Estate Investment Management	14,454,656
		270,000	Aeon Mall	Suburban Shopping Mall Developer, Owner & Operator	14,308,598
		17,500	Jupiter Telecommunications (b)	Cable Service Provider in Japan	13,195,657
		190,000	Daito Trust Construction	Apartment Builder	10,339,247
		11,000	Sparx Asset Management	Fund Management	10,205,046
		265,000	Hoya	Opto-Electrical Components & Eyeglass Lenses	10,023,580
		1,250,000	Kansai Paint	Paint Producer in Japan, India, China, & Southeast Asia	9,472,075
		285,000	Park24	Parking Lot Operator	9,400,962
		353,700	As One	Scientific Supplies Distributor	9,048,349
		1,960	Risa Partners	Npl & Real Estate Related Investment	8,555,844
		242,000	Ito En	Bottled Tea & Other Beverages	8,327,093
		129,000	USS	Used Car Auctioneer	8,302,215
		375,000	JSR	Films & Chemicals for LCD Screens & Electronics	8,292,457
		152,600	Hogy Medical	Disposable Surgical Products	6,735,435
		300,000	Ushio	Industrial Light Sources	6,481,461
		600,000	Chiba Bank	Regional Bank	5,366,933
		200,000	Yusen Air & Sea Service	Airfreight Logistics	5,044,753
		325,000	T. Hasegawa	Industrial Flavors & Fragrances	4,809,142
		670,400	Hiroshima Bank	Regional Bank	3,959,843
		160,000	FCC	Auto/Motorcycle Clutches	3,841,480
		210,200	Ain Pharmaciez	Dispensing Pharmacy/Drugstore Operator	3,837,436
		520,000	Bank of Fukuoka	Regional Bank	3,832,546
		152,000	Kintetsu World Express	Airfreight Logistics	3,515,674
		255,600	Toyo Technica	Value Added Reseller of Imported Instrumentation	3,491,293
		440,000	Kamigumi	Port Cargo Handling & Logistics	3,436,487
		24,000	Hirose Electric	Electrical Connectors	3,193,349
		870	Osaka Securities Exchange	Osaka Securities Exchange	3,053,483
		550	Japan Pure Chemical	Precious Metal Plating Chemicals for Electronics	3,052,047
		49,100	Ibiden	Electronic Parts & Ceramics	2,604,545
		17,900	Nakanishi	Dental Tools & Machinery	2,358,932
		73,500	Nagaileben	Medical/Healthcare Related Clothes	1,416,808
		504	Message	Nursing Care Facilities	671,557
					204,628,983

	Taiwan 2.1%
		6,009,300	Phoenixtec Power	Uninterruptable Power Supplies	6,589,485
		2,141,119	Advantech	Embedded Computers	6,158,850
		1,109,886	Novatek Microelectronics	LCD Related Ic Designer	5,219,627
		2,600,000	Wah Lee Industrial	Distributor of Chemicals, Materials, & Equipment	5,111,681
		2,235,653	Springsoft	Electronic Design Automation Software	2,832,194
					25,911,837

	Hong Kong 1.5%
		1,650,000	Hong Kong Exchanges and Clearing	Hong Kong Equity & Derivatives Market Operator	12,057,002
		5,000,000	Techtronic Industries	Power Tools & Motorized Appliances	7,334,075
					19,391,077

	China 1.0%
		5,129,800	TPV Technology	Odm for LCD Monitor & Flat TV	4,871,955
		15,000,000	Global Bio-Chem Technology	Refiner of Corn-Based Commodities	4,181,528
		3,700,000	China Shipping Development	China’s Dominant Shipper for Oil & Coal	3,528,184
		577,100	Lenovo Group	Global Third Largest PC Vendor	225,976
		54,000	Travelsky Technology	Online Air Travel Bookings in China	67,969
		127,000	China Green Holdings	An Agricultural Grower N Processor in China	53,372
					12,928,984

	India 0.8%
		300,000	Housing Development Finance	Indian Mortgage Lender	10,009,596
		6,225	Asian Paints	India’s Largest Paint Company	91,884
					10,101,480

	Singapore 0.6%
		1,939,800	Singapore Exchange	Singapore Equity & Derivatives Market Operator	5,420,621
		2,108,000	Comfort Del Gro	Taxi & Mass Transit Service	2,237,797
					7,658,418

	Indonesia 0.5%
		5,000,000	Perusahaan Gas Negara	Gas Pipeline Operator	6,529,591

				Asia - Total	287,150,370

Other Countries 11.0%
	Canada 5.0%
		362,700	Alliance Atlantis Communication (b)	CATV Channels, TV/Movie Production/Distribution	11,243,619
		465,000	Rona (b)	Leading Canadian DIY Retailer	8,807,023
		73,000	Potash	World’s Largest Producer of Potash	7,605,870
		430,000	Shawcor	Oil & Gas Pipeline Products	7,128,517
		2,350,700	UrAsia Energy (b)	Uranium Mining in Kazakhstan	5,404,875
		350,000	Van Houtte	Coffee Services & Equipment	5,160,367
		1,750,000	UrAsia Energy	Uranium Mining in Kazakhstan	4,023,708
		1,000,000	Northern Orion Resources (b)	Copper & Gold Mining in Argentina	3,936,480
		300,000	Kinross Gold (b)	Gold Mining	3,754,865
		120,000	Enerflex Systems	Natural Gas Compresser Rental & Fabrication	2,952,360
		250,000	Ivanhoe Mines (b)	Copper Mine Project in Mongolia	1,558,935
		741,555	Railpower Technologies 144A (b)(c)	Hybrid Locomotives	1,180,915
		347,900	Railpower Technologies (b)	Hybrid Locomotives	554,026
					63,311,560

	Australia 2.9%
		1,420,000	Jubilee Mines	Nickel Mining in Australia	10,831,830
		900,000	Billabong International	Action Sports Apparel Brand Manager	9,843,473
		1,317,567	ABC Learning Center	Childcare Centers	6,162,923
		100,000	Perpetual Trustees	Mutual Fund Management	5,452,037
		1,403,100	Sino Gold (b)	Gold Mining in The People’s Republic of China	4,407,513
					36,697,776

	United States 1.3%
		310,600	Atwood Oceanics (b)	Offshore Drilling Contractor	13,967,682
		138,700	Sohu.com (b)	Chinese Internet Portal / Online Advertising	3,054,174
					17,021,856

	South Africa 1.2%
		60,500	Impala Platinum Holdings	Platinum Group Metals Mining & Refining	10,012,515
		1,500,000	Edgars Consolidated Stores	Retail Conglomerate	5,764,836
					15,777,351

	New Zealand 0.6%
		2,000,000	Sky City Entertainment	Casino/Entertainment Complex	6,917,651

				Other Countries - Total	139,726,194

Latin America 3.8%
	Brazil 2.3%
		1,780,000	Suzano	Brazilian Pulp & Paper Producer	12,402,612
		900,000	Natura Cosmeticos	Direct Retailer of Cosmetics	11,047,694
		242,000	Porto Seguro (b)	Auto & Life Insurance	5,004,056
		50,600	Localiza Rent A Car	Car Rental	1,049,561
					29,503,923

	Mexico 1.5%
		1,500,000	Consorcio ARA	Affordable Housing Builder	7,366,291
		153,300	Grupo Aeroportuario Del Surest	Cancun/Cozumel Airport Operator	5,719,623
		1,800,000	URBI Desarrollo (b)	Affordable Housing Builder	5,067,309
		30,000	Grupo Aeroportuario Del Pacifia	Mexican Aiport Operator	1,020,000
					19,173,223

				Latin America - Total	48,677,146

				Total Common Stocks (cost: $882,500,526) — 96.4%	1,224,190,186

Short Term Obligations 3.9%
		24,000,000		Conophillips 5.30% Due 10/03/06	23,992,933
		22,000,000		State Street Corporation 5.26 Due 10/02/06	21,996,786
				Repurchase Agreement with State Street Bank & Trust Dated 09/29/06, Due 10/02/06 at 5.15% Collateralized by a Federal National Mortgage Association Note, Maturing 09/26/13 Market Value $2,990,000 (Repurchase proceeds: $2,930,257)	2,929,000
				Total Short Term Obligations (cost: $48,918,719)	48,918,719

				Total Investments (cost: $931,419,245) — 100.3% (a)	1,273,108,905

				Cash and Other Assets Less Liabilities — (0.3%)	(3,884,171)

				Total Net Assets — 100%	1,269,224,734

>	Notes to Statement of Investments

* Security valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced. If a security is valued at “fair value”, that value may be different from the last quoted market price for the security.

(a)

At September 30, 2006, for federal income tax purposes cost of investments was $931,419,245 and net unrealized appreciation was $341,689,660 consisting of gross unrealized appreciation of $377,665,959 and gross unrealized depreciation of $35,976,299.

(b)	Non-income producing security.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2006, these securities amounted to $1,180,915 which represents 0.09% of net assets.

Additional information on this security is as follows:

	Acquisition	Shares/
Security	Dates	Par	Cost	Value

Railpower Technologies 144A	11/10 - 11/18/05	741,555	$3,355,583	$1,180,915

WANGER SELECT STATEMENT OF INVESTMENTS (Unaudited) September 30, 2006

Industry Group	Industry Subgroup	Number of Shares or Principal Amount	Stock	Stock Description	Value
Common Stocks 97.0%
Consumer Goods & Services 34.0%
	Retail 14.5%
		263,000	Safeway	Supermarkets	7,982,050
		104,000	Abercrombie & Fitch	Teen Apparel Retailer	7,225,920
		65,000	Costco Wholesale	Warehouse Superstores	3,229,200
		104,000	Petco Animal Supplies (b)	Pet Supplies & Services	2,978,560
					21,415,730

	Other Consumer Services 8.6%
		124,000	ITT Educational Services (b)	Technology-Oriented Post Secondary Degree Services	8,221,200
		55,000	Weight Watchers International	Weight Loss Programs	2,438,700
		102,100	Universal Technical Institute (b)	Vocational Training	1,826,569
		13,000	Career Education (b)	Postsecondary Education	292,500
					12,778,969

	Leisure Products 5.4%
		84,000	Harley-Davidson	Motorcycles & Related Merchandise	5,271,000
		56,000	International Speedway	Largest Motorsports Racetrack Owner & Operator	2,791,040
					8,062,040

	Travel 2.8%
		269,000	Expedia (b)	Online Travel Services Company	4,217,920

	Apparel 2.7%
		115,000	Coach (b)	Designer & Retailer of Branded Leather Accessories	3,956,000
				Consumer Goods & Services - Total	50,430,659

Information Group 27.3%
	CATV 7.0%
		224,823	Liberty Global (b)	Cable TV Franchises Outside The USA	5,634,064
		189,000	Discovery Holding (b)	CATV Programming	2,732,940
		78,435	Liberty Global (b)	Cable TV Franchises Outside The USA	2,018,917
					10,385,921

	Telecommunications Equipment 6.1%
		824,000	Tellabs (b)	Telecommunications Equipment	9,031,040

	Business Software 5.6%
		159,000	Avid Technology (b)	Digital Nonlinear Editing Software & Systems	5,790,780
		417,000	Novell (b)	Directory, Operating System & Identity Management Software	2,552,040
					8,342,820

	Mobile Communications 4.3%
		176,000	American Tower	Communications Towers In USA & Mexico	6,424,000

	Internet Related 2.6%
		600,000	SkillSoft (b)	Web-Based Learning Solutions (E-Learning)	3,834,000

	Contract Manufacturing 1.5%
		579,000	Sanmina (b)	Electronic Manufacturing Services (EMS)	2,165,460

	Computer Services 0.2%
		86,500	Answerthink	IT Integration & Best Practice Research	232,685
				Information Group - Total	40,415,926

Finance 12.5%
	Brokerage & Money Management 8.2%
		258,000	Janus Capital Group	Manages Mutual Funds	5,087,760
		75,000	Nuveen Investments	Money Management	3,842,250
		56,000	SEI Investments	Mutual Fund Administration & Investment Management	3,146,640
					12,076,650

	Insurance 4.3%
		8,530	Markel (b)	Specialty Insurance	3,502,930
		138,000	Conseco (b)	Life, Long Term Care & Medical Supplement Insurance	2,896,620
					6,399,550
				Finance - Total	18,476,200

Energy & Minerals 10.9%
	Mining 6.4%
		1,775,000	UrAsia Energy (Canada) (b)	Uranium Mining in Kazakhstan	4,081,190
		37,000	Potash (Canada)	World’s Largest Producer of Potash	3,855,030
		645,500	UrAsia Energy (Canada)	Uranium Mining in Kazakhstan	1,484,174
					9,420,394

	Oil Services 4.5%
		152,000	Pride International (b)	Offshore Drilling Contractor	4,167,840
		47,000	FMC Technologies (b)	Oil & Gas Well Head Manufacturer	2,523,900
					6,691,740
				Energy & Minerals - Total	16,112,134

Industrial Goods & Services 10.6%
	Other Industrial Services 3.0%
		100,000	Expeditors International of Washington	International Freight Forwarder	4,458,000

	Outsourcing Services 2.6%
		232,000	Quanta Services (b)	Electrical & Telecom Construction Services	3,911,520

	Waste Management 2.5%
		99,000	Waste Management	US Garbage Collection & Disposal	3,631,320

	Steel 2.0%
		171,000	Worthington Industries	Steel Processing	2,917,260

	Machinery 0.5%
		22,300	Mine Safety Appliances	Safety Equipment	794,772
				Industrial Goods & Services - Total	15,712,872

Health Care 1.7%
	Health Care Services 1.7%
		71,000	Lincare Holdings (b)	Home Health Care Services	2,459,440
				Health Care - Total	2,459,440

				Total Common Stocks (cost: $113,262,673) — 97.0%	143,607,231

Short Term Obligation 3.3%

Repurchase Agreement with State Street Bank & Trust Dated 09/29/06, Due 10/02/06 at 5.15% Collateralized by a Federal National Mortgage Association Note, Maturing 04/15/15, Market Value $5,044,019 (Repurchase proceeds: $4,944,121)

				Total Short Term Obligation (cost: $4,942,000)	4,942,000

				Total Investments (cost: $118,204,673) — 100.3% (a)	148,549,231

				Cash and Other Assets Less Liabilities — (0.3%)	(425,332)

				Total Net Assets — 100%	148,123,899

>	Notes to Statement of Investments

* Security valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced. If a security is valued at “fair value”, that value may be different from the last quoted market price for the security.

(a)

At September 30, 2006, for federal income tax purposes cost of investments was $118,204,673 and net unrealized appreciation was $30,344,558 consisting of gross unrealized appreciation of $34,247,015 and gross unrealized depreciation of $3,902,457.

(b)	Non-income producing security.

WANGER INTERNATIONAL SELECT STATEMENT OF INVESTMENTS (Unaudited) September 30, 2006

Region	Country	Number of Shares or Principal Amount	Stock	Stock Description	Value
Common Stocks 98.5%
Europe 55.9%
	Ireland 17.6%
		220,000	C & C Group	Beverage Company	2,989,095
		120,000	Bank of Ireland	Irish Commercial Bank	2,343,017
		125,500	Anglo Irish Bank	Small Business & Middle Market Banking	2,059,493
		95,000	IAWS Group	Baked Goods	1,763,998
		50,000	Grafton Group	Builders Materials Wholesaling & DIY Retailing	658,976
					9,814,579

	Switzerland 9.7%
		16,300	Synthes	Products for Orthopaedic Surgery	1,813,067
		18,100	Kuehne & Nagel	Freight Forwarding / Logistics	1,250,546
		1,025	Geberit	Plumbing Supplies	1,250,000
		3,000	Swatch Group	Watch & Electronics Manufacturer	579,111
		10,300	Schindler Holding	Elevator Manufacturer & Service Provider	536,473
					5,429,197

	France 6.1%
		11,400	Neopost	Postage Meter Machines	1,360,988
		88,100	SES Global	Satellite Broadcasting Services	1,318,085
		9,000	Imerys	Industrial Minerals Producer	753,412
					3,432,485

	Germany 5.1%
		94,000	Depfa Bank	Investment Banker to Public Authorities	1,736,020
		525	Porsche	Specialty Automobile Manufacturer	543,200
		3,600	Deutsche Boerse	Trading, Clearing, Settlement Svcs for Financial Mkts	540,829
					2,820,049

	United Kingdom 3.5%
		90,000	Northern Rock	Lowest Cost Mortgage Bank in UK	1,966,278

	Sweden 3.5%
		110,000	Tele2	European Mobile Operator & Services Reseller	1,109,115
		24,000	Hexagon	Measurement Equipment & Polymers	827,948
					1,937,063
	Denmark 3.0%
		21,900	Novozymes	Industrial Enzymes	1,667,690

	Spain 2.8%
		41,000	Red Electrica	Spanish Power Grid	1,590,399

	Netherlands 2.8%
		13,000	Fugro	Oilfield Services	546,749
		7,000	Aalberts Industries	Flow Control & Heat Treatment	517,824
		6,000	USG People	Temporary Staffing Services	418,386
		1,200	Boskalis Westminster	Dredging & Maritime Contractor	77,905
					1,560,864

	Czech Republic 1.8%
		6,600	Komercni Banka	Leading Czech Universal Bank	981,817

				Europe - Total	31,200,421

Asia 30.5%
	Japan 26.7%
		2,650	Jupiter Telecommunications (b)	Cable Service Provider in Japan	1,998,200
		35,000	Daito Trust Construction	Apartment Builder	1,904,598
		35,000	Aeon Mall	Suburban Shopping Mall Developer, Owner & Operator	1,854,818
		45,000	Hoya	Opto-Electrical Components & Eyeglass Lenses	1,702,117
		220	Kenedix	Real Estate Investment Management	1,223,086
		1,200	Sparx Asset Management	Fund Management	1,113,278
		135,000	Kansai Paint	Paint Producer in Japan, India, China, & Southeast Asia	1,022,984
		13,700	USS	Used Car Auctioneer	881,708
		40,000	Ushio	Industrial Light Sources	864,195
		37,000	JSR	Films & Chemicals for LCD Screens & Electronics	818,189
		100,000	Hiroshima Bank	Regional Bank	590,669
		15,000	Ito En	Bottled Tea & Other Beverages	516,142
		7,300	Ibiden	Electronic Parts & Ceramics	387,234
					14,877,218

	Hong Kong 3.8%
		290,000	Hong Kong Exchanges and Clearing	Hong Kong Equity & Derivatives Market Operator	2,119,110

				Asia - Total	16,996,328

Other Countries 12.1%
	Canada 8.1%
		15,700	Potash	World’s Largest Producer of Potash	1,635,783
		44,000	Alliance Atlantis Communication (b)	CATV Channels, TV/Movie Production/Distribution	1,363,990
		47,400	RONA (b)	Leading Canadian DIY Retailer	897,748
		50,000	Kinross Gold (b)	Gold Mining	625,811
					4,523,332

	United States 2.5%
		30,400	Atwood Oceanics (b)	Offshore Drilling Contractor	1,367,088

	South Africa 1.5%
		5,000	Impala Platinum Holdings	Platinum Group Metals Mining & Refining	827,481

				Other Countries - Total	6,717,901

				Total Common Stocks (Cost: $40,879,263) — 98.5%	54,914,650

Short Term Obligation 3.2%

Repurchase Agreement with State Street Bank & Trust Dated 09/2906, Due 10/02/06 at 5.15% Collateralized by Federal Home Loan Bank, Maturing 11/16/15 Market Value $1,839,956 (Repurchase proceeds: $1,801,773)

				(Cost: $1,801,000)	1,801,000

				Total Investments (Cost: $42,680,263) — 101.7% (a)	56,715,650

				Cash and Other Assets Less Liabilities — (1.7%)	(946,740)

				Total Net Assets — 100.0%	55,768,910

>	Notes to Statement of Investments

* Security valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the

Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced. If a security is valued at “fair value”, that value may be different from the last quoted market price for the security.

(a)

At September 30, 2006, for federal income tax purposes cost of investments was $40,879,263 and net unrealized appreciation was $14,035,387 consisting of gross unrealized appreciation of $15,625,252 and gross unrealized depreciation of $1,589,865.

(b)	Non-income producing security.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 27, 2006

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 27, 2006